Business, Liquidity and Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of liabilities measured at fair value on a recurring basis
		Level 1		Level 3
	Balance at December 31, 2013	Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$5,226	$-	$-	$5,226
Fair value liability for shares to be issued	1,019	1,019	-	-
Total liabilities at fair value	$6,245	$1,019	$-	$5,226

	Balance at June 30, 2014	Level 1 Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Level 3 Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$10,061	$-	$-	$10,061
Total liabilities at fair value	$10,061	$-	$-	$10,061

		Level 1		Level 3
(In thousands)	Balance at December 31, 2012	Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$4,169	$-	$-	$4,169
Fair value liability for shares to be issued	901	901	-	-
Total liabilities at fair value	$5,070	$901	$-	$4,169

		Level 1		Level 3
	Balance at December 31, 2013	Quoted prices in active markets for identical assets	Level 2 Significant other observable inputs	Significant unobservable inputs
Liabilities:
Fair value liability for price adjustable warrants	$5,226	$-	$-	$5,226
Fair value liability for shares to be issued	1,019	1,019	-	-
Total liabilities at fair value	$6,245	$1,019	$-	$5,226

Schedule of activity of accrued restructuring liability determined by Level 3 inputs
	Facility Related Charges
(In thousands)	2012	2013
Balance, January 1	$-	$392
Accruals	860	-
Payments in cash and other decreases	(468)	(380)
Balance, December 31	$392	$12

Schedule of fair value liability of price adjustable warrants determined by Level 3
		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at December 31, 2013	$5,226	$0.28	$0.40	124%	4.08	1.30%
Cashless exercise of warrants	(1,862)	0.28	1.17	131	3.24	0.78
Warrant issuance in connection with Series C	5,928	0.75	1.50	121	2.08	0.64
Change in fair value included in statement of operations	769	-	-	-	-	-
Balance at June 30, 2014	$10,061	$0.38	$0.65	125%	3.09	0.90%

		Weighted average as of each measurement date
	Fair value liability for price adjustable warrants (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at January 1, 2012	$3,481	$0.76	$0.89	124%	5.4	0.90%
Fair value of warrants issued in Notes and Warrants Purchase Agreement	1,647	0.51	0.49	128%	5.5	0.81%
Fair value of warrants issued in amendment 1	255	0.56	0.57	128%	5.5	0.82%
Fair value of warrants issued in amendment 2	270	0.64	0.69	129%	5.5	0.81%
Fair value of warrants issued in amendment 3	386	0.28	0.34	136%	5.5	0.67%
Fair value of warrants issued in amendment 4	364	0.28	0.38	139%	5.5	0.85%
Change in fair value included in consolidated statement of operations	(1,746)	-	-	-	-	-
Fair value of exercised warrants	(488)	0.28	0.65	141%	4.7	0.58%
Balance at December 31, 2012	4,169	0.28	0.46	146%	4.64	0.66%
Fair value of warrants issued in amendment 5	342	0.28	0.37	142%	5.5	1.09%
Fair value of warrants issued in amendment 6	866	0.28	0.24	140%	5.5	1.67%
Change in fair value included in consolidated statement of operations	(151)	-	-	-	-	-
Balance at December 31, 2013	$5,226	$0.28	$0.40	124%	4.08	1.30%

Schedule of fair value liability of price adjustable subscription investment units determined by Level 3

		Weighted average as of each measurement date
	Fair value liability for price adjustable subscription investment units (in thousands)	Exercise Price	Stock Price	Volatility	Contractual life (in years)	Risk free rate
Balance at January 1, 2012	$4	$0.89	$0.89	115	0.2	-
Expiration of unexercised units	(4)	-	-	-	-	-
Balance at December 31, 2012	$-	$-	$-	-	-	-
Balance at December 31, 2013	$-	$-	$-	-	-	-

Schedule of revenue from collaborators
	Year Ended December 31,
	2012	2013
Mirna Therapeutics	7%	53%
Tekmira	7%	9%
Arcturus	-	38%
Monsanto	37%	-
Novartis	25%	-
Debiopharm S.A.	14%	-
ProNAI	7%	-
Others	3%	-
Total	100%	100%

Schedule of anti-dilutive securities
	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2014	2013	2014
Stock options outstanding	284,829	284,505	284,829	284,505
Warrants	12,916,801	7,031,058	1,306,058	21,310,695
Convertible preferred stock	-	-	-	8,000,000
Total	13,201,630	7,315,563	1,590,887	29,595,200

	Year Ended December 31,
	2012	2013
Stock options outstanding	284,829	284,829
Warrants	11,916,801	17,017,601
Shares issuable on optional debt conversion	10,284,323	—
Total	22,485,953	17,302,430

Schedule of reconciliation of diluted weighted average shares outstanding
	Three Months Ended June 30,		Six Months Ended June 30,
(In thousands)	2013	2014	2013	2014
Weighted average common shares outstanding	16,938	25,633	16,938	23,563
Assumed conversion of net common shares issuable under warrants	-	9,066	650	-
Assumed conversion of notes payable with conversion feature	-	-	5,397	-
Assumed conversion of Series C Stock	-	102	-	-
Weighted average common and common equivalent shares outstanding, diluted	16,938	34,801	22,985	23,563